Related Party Transactions Related Party Transactions Table (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 1	$ 2	$ 3	$ 9
Hamlet Holdings LLC [Member] | Majority Shareholder [Member] | Reimbursement to Counterparty [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0	6	6	20	2
Caesars Acquisition Company [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	9	6	315	36	32
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	4	7	14	12	0
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Shared Services Allocation to Related Party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	96	91	368	355	0
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Shared Services Allocation from Related Party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	23	25	148	117	0
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	11	10	45	40	0
CEOC | Majority-Owned Subsidiary, Unconsolidated [Member] | Lease Agreements [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 9	$ 9	$ 35	$ 34	$ 0